Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Scilex Non-binding Term Sheet for ZTlido® in Europe
Scilex Pharmaceuticals Inc. (“Scilex”), a subsidiary of Sorrento Therapeutics, Inc., recently executed a non-binding term sheet for the rights to ZTlido® (lidocaine medicated plaster 1.8%) in certain European countries with a major European pharmaceutical company. After discussions with such potential partner, Scilex also intends to withdraw its Marketing Authorization Application (“MAA”) for ZTlido® for the treatment of pain associated with post-herpetic neuralgia (PHN), and notified the Medicines and Healthcare Products Regulatory Agency in the United Kingdom (the application's Reference Member State) on January 23, 2019 of such intent. Scilex submitted its MAA in November 2017 through a hybrid regulatory pathway via the Decentralized Procedure. Scilex plans to resubmit the MAA in collaboration with such partner in the near future.